Business segment information (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Reporting Segment [Line Items]
Total profit from reportable segments	$ 86,053	$ 11,138	$ 81,999
Impairment loss on non-financial assets - unallocated	500	(5,967)	0
Assets	7,249,666	7,609,185	6,267,747
Intangibles, net - unallocated	1,427	1,633	5,425
Other assets - unallocated	8,857	16,974
Liabilities	6,233,499	6,615,595	5,224,935
Other liabilities - unallocated	17,149	13,615
Reportable segments [member]
Disclosure of Reporting Segment [Line Items]
Total profit from reportable segments	86,053	15,189	81,999
Assets	7,240,835	7,592,492	6,256,309
Liabilities	6,216,350	6,601,980	5,204,384
Unallocated amounts [member]
Disclosure of Reporting Segment [Line Items]
Impairment loss on non-financial assets - unallocated	0	(4,051)	0
Other assets - unallocated	8,831	16,693	11,438
Other liabilities - unallocated	$ 17,149	$ 13,615	$ 20,551